Distribution Date:	10/18/24	Morgan Stanley Capital I Trust 2018-H4
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2018-H4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 310-9821
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691RAA4	3.323000%	19,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691RAB2	4.179000%	32,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691RAC0	4.247000%	32,600,000.00	27,937,142.32	523,877.64	98,874.20	0.00	0.00	622,751.84	27,413,264.68	32.70%	30.00%
A-3	61691RAD8	4.043000%	120,000,000.00	111,500,000.20	0.00	375,662.08	0.00	0.00	375,662.08	111,500,000.20	32.70%	30.00%
A-4	61691RAE6	4.310000%	353,164,000.00	353,164,000.00	0.00	1,268,447.37	0.00	0.00	1,268,447.37	353,164,000.00	32.70%	30.00%
A-S	61691RAH9	4.621000%	64,740,000.00	64,740,000.00	0.00	249,302.95	0.00	0.00	249,302.95	64,740,000.00	23.84%	21.88%
B	61691RAJ5	4.923000%	37,849,000.00	37,849,000.00	0.00	155,275.52	0.00	0.00	155,275.52	37,849,000.00	18.66%	17.13%
C	61691RAK2	5.051168%	35,856,000.00	35,856,000.00	0.00	150,928.89	0.00	0.00	150,928.89	35,856,000.00	13.76%	12.63%
D	61691RAL0	3.000000%	26,000,000.00	26,000,000.00	0.00	65,000.00	0.00	0.00	65,000.00	26,000,000.00	10.20%	9.36%
E-RR	61691RAP1	5.051168%	15,832,000.00	15,832,000.00	0.00	66,641.74	0.00	0.00	66,641.74	15,832,000.00	8.04%	7.38%
F-RR	61691RAR7	5.051168%	20,916,000.00	20,916,000.00	0.00	88,041.85	0.00	0.00	88,041.85	20,916,000.00	5.18%	4.75%
G-RR	61691RAT3	5.051168%	7,968,000.00	7,968,000.00	0.00	60,539.87	0.00	0.00	60,539.87	7,968,000.00	4.09%	3.75%
H-RR*	61691RAV8	5.051168%	29,881,045.00	29,881,045.00	0.00	71,998.00	0.00	0.00	71,998.00	29,881,045.00	0.00%	0.00%
V	61691RAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691RAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			796,806,045.00	731,643,187.52	523,877.64	2,650,712.47	0.00	0.00	3,174,590.11	731,119,309.88

X-A	61691RAF3	0.805176%	557,764,000.00	492,601,142.52	0.00	330,525.54	0.00	0.00	330,525.54	492,077,264.88
X-B	61691RAG1	0.318748%	102,589,000.00	102,589,000.00	0.00	27,250.07	0.00	0.00	27,250.07	102,589,000.00
X-D	61691RBA3	2.051168%	26,000,000.00	26,000,000.00	0.00	44,441.97	0.00	0.00	44,441.97	26,000,000.00
Notional SubTotal			686,353,000.00	621,190,142.52	0.00	402,217.58	0.00	0.00	402,217.58	620,666,264.88

Deal Distribution Total					523,877.64	3,052,930.05	0.00	0.00	3,576,807.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691RAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691RAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691RAC0	856.96755583	16.06986626	3.03295092	0.00000000	0.00000000	0.00000000	0.00000000	19.10281718	840.89768957
A-3	61691RAD8	929.16666833	0.00000000	3.13051733	0.00000000	0.00000000	0.00000000	0.00000000	3.13051733	929.16666833
A-4	61691RAE6	1,000.00000000	0.00000000	3.59166668	0.00000000	0.00000000	0.00000000	0.00000000	3.59166668	1,000.00000000
A-S	61691RAH9	1,000.00000000	0.00000000	3.85083333	0.00000000	0.00000000	0.00000000	0.00000000	3.85083333	1,000.00000000
B	61691RAJ5	1,000.00000000	0.00000000	4.10249993	0.00000000	0.00000000	0.00000000	0.00000000	4.10249993	1,000.00000000
C	61691RAK2	1,000.00000000	0.00000000	4.20930639	0.00000000	0.00000000	0.00000000	0.00000000	4.20930639	1,000.00000000
D	61691RAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61691RAP1	1,000.00000000	0.00000000	4.20930647	0.00000000	0.00000000	0.00000000	0.00000000	4.20930647	1,000.00000000
F-RR	61691RAR7	1,000.00000000	0.00000000	4.20930627	0.00000000	0.00000000	0.00000000	0.00000000	4.20930627	1,000.00000000
G-RR	61691RAT3	1,000.00000000	0.00000000	7.59787525	(3.38856928)	0.00000000	0.00000000	0.00000000	7.59787525	1,000.00000000
H-RR	61691RAV8	1,000.00000000	0.00000000	2.40948735	1.79981925	54.21203341	0.00000000	0.00000000	2.40948735	1,000.00000000
V	61691RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691RAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691RAF3	883.17127409	0.00000000	0.59259031	0.00000000	0.00000000	0.00000000	0.00000000	0.59259031	882.23202803
X-B	61691RAG1	1,000.00000000	0.00000000	0.26562370	0.00000000	0.00000000	0.00000000	0.00000000	0.26562370	1,000.00000000
X-D	61691RBA3	1,000.00000000	0.00000000	1.70930654	0.00000000	0.00000000	0.00000000	0.00000000	1.70930654	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	98,874.20	0.00	98,874.20	0.00	0.00	0.00	98,874.20	0.00
A-3	09/01/24 - 09/30/24	30	0.00	375,662.08	0.00	375,662.08	0.00	0.00	0.00	375,662.08	0.00
A-4	09/01/24 - 09/30/24	30	0.00	1,268,447.37	0.00	1,268,447.37	0.00	0.00	0.00	1,268,447.37	0.00
X-A	09/01/24 - 09/30/24	30	0.00	330,525.54	0.00	330,525.54	0.00	0.00	0.00	330,525.54	0.00
X-B	09/01/24 - 09/30/24	30	0.00	27,250.07	0.00	27,250.07	0.00	0.00	0.00	27,250.07	0.00
A-S	09/01/24 - 09/30/24	30	0.00	249,302.95	0.00	249,302.95	0.00	0.00	0.00	249,302.95	0.00
B	09/01/24 - 09/30/24	30	0.00	155,275.52	0.00	155,275.52	0.00	0.00	0.00	155,275.52	0.00
C	09/01/24 - 09/30/24	30	0.00	150,928.89	0.00	150,928.89	0.00	0.00	0.00	150,928.89	0.00
X-D	09/01/24 - 09/30/24	30	0.00	44,441.97	0.00	44,441.97	0.00	0.00	0.00	44,441.97	0.00
D	09/01/24 - 09/30/24	30	0.00	65,000.00	0.00	65,000.00	0.00	0.00	0.00	65,000.00	0.00
E-RR	09/01/24 - 09/30/24	30	0.00	66,641.74	0.00	66,641.74	0.00	0.00	0.00	66,641.74	0.00
F-RR	09/01/24 - 09/30/24	30	0.00	88,041.85	0.00	88,041.85	0.00	0.00	0.00	88,041.85	0.00
G-RR	09/01/24 - 09/30/24	30	26,886.94	33,539.75	0.00	33,539.75	(27,000.12)	0.00	0.00	60,539.87	0.00
H-RR	09/01/24 - 09/30/24	30	1,559,567.04	125,778.48	0.00	125,778.48	53,780.48	0.00	0.00	71,998.00	1,619,912.21
Totals			1,586,453.98	3,079,710.41	0.00	3,079,710.41	26,780.36	0.00	0.00	3,052,930.05	1,619,912.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,576,807.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,094,600.26	Master Servicing Fee	7,633.43
Interest Reductions due to Nonrecoverability Determination	(140,272.96)	Certificate Administrator Fee	5,359.29
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	304.85
ARD Interest	0.00	Operating Advisor Fee	1,239.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	231.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,954,327.30	Total Fees	14,768.31

Principal		Expenses/Reimbursements
Scheduled Principal	523,877.64	Reimbursement for Interest on Advances	1.43
Unscheduled Principal Collections		ASER Amount	(129,998.44)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,409.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,215.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	523,877.64	Total Expenses/Reimbursements	(113,371.07)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,052,930.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	523,877.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,576,807.69
Total Funds Collected	3,478,204.94	Total Funds Distributed	3,478,204.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	731,643,187.54	731,643,187.54	Beginning Certificate Balance	731,643,187.52
(-) Scheduled Principal Collections	523,877.64	523,877.64	(-) Principal Distributions	523,877.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	731,119,309.90	731,119,309.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	732,127,088.01	732,127,088.01	Ending Certificate Balance	731,119,309.88
Ending Actual Collateral Balance	731,524,494.75	731,524,494.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP	Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP
10,000,000 or less	22	112,721,406.23	15.42%	50	5.2174	1.386579	1.40 or less	17	188,124,613.28	25.73%	50	5.4072	0.737685
10,000,001 to 20,000,000	14	204,469,561.64	27.97%	49	5.1655	1.415074	1.41 to 1.60	7	84,461,693.12	11.55%	49	5.1473	1.484831
20,000,001 to 30,000,000	9	221,899,979.06	30.35%	49	5.2278	1.638121	1.61 to 1.80	3	32,732,086.50	4.48%	50	5.0689	1.729113
30,000,001 to 40,000,000	2	80,000,000.00	10.94%	48	4.3756	2.270000	1.81 to 2.00	6	128,781,634.34	17.61%	49	5.0868	1.931362
40,000,001 to 55,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	7	164,987,450.77	22.57%	48	4.6632	2.119865
55,000,001 or greater	1	65,000,000.00	8.89%	50	4.8500	2.080000	2.21 or greater	8	85,003,468.92	11.63%	50	5.0270	2.431375
Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022	Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	47,028,362.97	6.43%	50	5.1273	NAP
							Defeased	23	47,028,362.97	6.43%	50	5.1273	NAP
Arizona	2	7,212,450.77	0.99%	50	5.4917	2.087334
							Industrial	2	40,662,339.89	5.56%	50	4.6368	2.350064
Arkansas	1	3,850,748.58	0.53%	49	5.2850	1.540000
							Lodging	10	122,394,074.75	16.74%	49	5.1892	1.136172
California	5	45,395,765.17	6.21%	50	5.0148	0.506154
							Mixed Use	4	20,031,971.76	2.74%	50	5.4051	0.941409
Connecticut	2	16,668,241.10	2.28%	50	5.1098	1.262197
							Multi-Family	7	64,020,055.49	8.76%	50	5.3311	1.825573
Florida	1	60,000,000.00	8.21%	45	4.1212	2.180000
							Office	31	233,391,640.94	31.92%	50	5.2360	1.540777
Georgia	8	47,785,876.77	6.54%	50	5.3532	0.904463
							Retail	16	187,201,113.40	25.60%	48	4.7541	1.938739
Illinois	2	15,445,048.14	2.11%	50	5.3948	0.630516
							Self Storage	5	16,389,749.70	2.24%	50	5.1514	2.016254
Indiana	5	21,578,709.63	2.95%	49	5.8058	1.998957
							Totals	98	731,119,309.90	100.00%	49	5.0755	1.657022
Louisiana	1	2,553,759.39	0.35%	50	5.2950	1.150000

Michigan	2	67,349,988.13	9.21%	50	4.8452	2.156956

Missouri	2	20,219,001.99	2.77%	50	5.0044	1.276117

Nevada	1	21,300,000.00	2.91%	50	5.2400	2.110000

New Jersey	1	14,900,000.00	2.04%	50	5.5230	1.400000

New York	3	40,000,000.00	5.47%	50	5.6150	1.320000

North Carolina	2	33,300,798.12	4.55%	50	5.7405	0.916948

Tennessee	3	69,627,047.52	9.52%	49	5.0793	1.988081

Texas	27	78,693,148.05	10.76%	49	5.0770	1.769740

Utah	1	5,508,024.39	0.75%	48	4.9200	2.940000

Virginia	2	25,080,185.57	3.43%	50	5.0049	1.620015

Washington	2	67,622,153.61	9.25%	50	4.8733	2.064102

Washington, DC	2	19,999,999.00	2.74%	49	4.9575	1.840000

Totals	98	731,119,309.90	100.00%	49	5.0755	1.657022

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP	Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP
	4.4999% or less	2	60,000,000.00	8.21%	45	4.1212	2.180000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	11	184,113,867.90	25.18%	50	4.8339	1.706865	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	35	439,977,079.03	60.18%	50	5.3012	1.547531	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	48	684,090,946.93	93.57%	49	5.0719	1.645886
								Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP	Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP
	60 months or less	48	684,090,946.93	93.57%	49	5.0719	1.645886	Interest Only	16	342,774,999.00	46.88%	49	4.8795	1.945601
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	32	341,315,947.93	46.68%	50	5.2652	1.344890
	Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	47,028,362.97	6.43%	50	5.1273	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	634,213,505.94	86.75%	49	5.0382	1.653092
	13 months to 24 months	5	49,877,440.99	6.82%	50	5.5006	1.554263
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	731,119,309.90	100.00%	49	5.0755	1.657022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30315402	OF	Kirkland	WA	Actual/360	4.850%	262,708.33	0.00	0.00	N/A	12/01/28	--	65,000,000.00	65,000,000.00	10/01/24
2A2C3	30315403	RT	Aventura	FL	Actual/360	4.121%	137,375.00	0.00	0.00	N/A	07/01/28	--	40,000,000.00	40,000,000.00	10/01/24
2A2C5	30315404				Actual/360	4.121%	68,687.50	0.00	0.00	N/A	07/01/28	--	20,000,000.00	20,000,000.00	10/01/24
3A3	30315405	LO	Nashville	TN	Actual/360	5.035%	104,895.83	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	10/06/24
3A4	30315406				Actual/360	5.035%	104,895.83	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	10/06/24
4	30315407	IN	Romulus	MI	Actual/360	4.630%	154,333.33	0.00	0.00	N/A	12/01/28	--	40,000,000.00	40,000,000.00	10/01/24
5A1	30315409	Various Various		NY	Actual/360	5.615%	116,979.17	0.00	0.00	N/A	12/06/28	--	25,000,000.00	25,000,000.00	05/06/24
5A2	30315457				Actual/360	5.615%	70,187.50	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	05/06/24
6	30315410	OF	Greensboro	NC	Actual/360	5.771%	0.00	0.00	0.00	N/A	12/06/28	--	29,167,831.07	29,167,831.07	07/06/23
7	30315411	IN	Groveport	OH	Actual/360	5.220%	122,330.74	38,645.77	0.00	N/A	12/06/28	--	28,122,008.74	28,083,362.97	10/06/24
8	30315412	OF	Troy	MI	Actual/360	5.160%	117,768.45	38,024.66	0.00	N/A	12/06/28	--	27,388,012.79	27,349,988.13	10/06/24
10	30315414	Various Various		TX	Actual/360	5.045%	108,609.68	32,219.45	0.00	N/A	12/06/28	--	25,833,818.16	25,801,598.71	10/06/24
11	30315415	RT	Alexandria	VA	Actual/360	5.004%	95,785.39	39,931.22	0.00	N/A	12/01/28	--	22,970,116.79	22,930,185.57	10/01/24
12	30315416	RT	Various	TX	Actual/360	5.010%	85,112.33	35,810.08	0.00	N/A	10/06/28	--	20,386,185.66	20,350,375.58	10/06/24
13	30315417	MF	LasVegas	NV	Actual/360	5.240%	93,010.00	0.00	0.00	N/A	12/01/28	--	21,300,000.00	21,300,000.00	10/01/24
14	30315418	RT	Washington	DC	Actual/360	4.957%	82,625.00	0.00	0.00	N/A	11/06/28	--	19,999,999.00	19,999,999.00	10/06/24
15	30315419	RT	Alcoa	TN	Actual/360	5.200%	81,228.62	25,848.00	0.00	N/A	12/06/28	--	18,745,066.91	18,719,218.91	10/06/24
16	30315420	Various Chicago		IL	Actual/360	4.990%	78,779.63	0.00	0.00	N/A	11/06/28	--	18,945,000.00	18,945,000.00	10/06/24
17	30315421	LO	Various	GA	Actual/360	5.500%	68,299.46	35,788.37	0.00	N/A	12/06/28	--	14,901,701.30	14,865,912.93	10/06/24
18	30315422	MF	Indianapolis	IN	Actual/360	5.980%	78,022.36	17,700.09	0.00	N/A	11/06/28	--	15,656,660.02	15,638,959.93	10/06/24
19	30315424	OF	Bridgewater	NJ	Actual/360	5.523%	68,577.25	0.00	0.00	N/A	12/06/28	--	14,900,000.00	14,900,000.00	10/06/24
20	30315425	OF	Greenwich	CT	Actual/360	5.140%	57,565.64	22,882.38	0.00	N/A	12/01/28	--	13,439,448.60	13,416,566.22	10/01/24
21	30315426	RT	Stockton	CA	Actual/360	5.170%	54,850.58	18,848.12	0.00	N/A	12/01/28	--	12,731,276.42	12,712,428.30	10/01/24
22	30315427	LO	LosAngeles	CA	Actual/360	4.893%	53,721.04	16,809.04	0.00	N/A	01/01/29	--	13,174,995.04	13,158,186.00	10/01/24
23	30315428	LO	Atlanta	GA	Actual/360	5.343%	53,533.74	19,840.36	0.00	N/A	12/06/28	--	12,023,299.55	12,003,459.19	10/06/24
24	30315429	MF	KansasCity	MO	Actual/360	5.020%	51,755.58	15,500.00	0.00	N/A	12/01/28	--	12,371,852.54	12,356,352.54	10/01/24
25	30315430	RT	Houston	TX	Actual/360	4.847%	46,349.44	0.00	0.00	N/A	12/06/28	--	11,475,000.00	11,475,000.00	10/06/24
26	30315431	LO	Atlanta	GA	Actual/360	5.343%	45,595.28	16,898.25	0.00	N/A	12/06/28	--	10,240,376.87	10,223,478.62	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30315432	LO	Houston	TX	Actual/360	5.180%	40,813.23	13,974.37	0.00	N/A	12/01/28	--	9,454,801.76	9,440,827.39	10/01/24
28	30315433	MU	Chicago	IL	Actual/360	5.240%	39,646.64	11,650.72	0.00	N/A	12/01/28	--	9,079,384.19	9,067,733.47	10/01/24
30	30315435	MF	KansasCity	MO	Actual/360	4.980%	32,683.29	12,842.71	0.00	N/A	12/01/28	--	7,875,492.16	7,862,649.45	10/01/24
31	30315436	RT	Centerville	UT	Actual/360	4.920%	22,623.18	9,825.34	0.00	N/A	10/01/28	--	5,517,849.73	5,508,024.39	10/01/24
32	30315437	Various Various		Various	Actual/360	5.030%	7,623.83	3,149.30	0.00	N/A	12/01/28	--	1,818,806.51	1,815,657.21	10/01/24
33	30315438	OF	LosAngeles	CA	Actual/360	4.850%	30,312.50	0.00	0.00	N/A	12/01/28	--	7,500,000.00	7,500,000.00	10/01/24
34	30315439	RT	SantaAna	CA	Actual/360	5.200%	25,993.96	23,456.01	0.00	N/A	12/01/28	--	5,998,606.88	5,975,150.87	10/01/24
35	30315440	LO	Lubbock	TX	Actual/360	5.578%	33,623.86	8,182.69	0.00	N/A	12/01/28	--	7,233,530.07	7,225,347.38	10/01/24
36	30315441	MU	Chicago	IL	Actual/360	5.615%	29,874.28	7,214.85	0.00	N/A	11/01/28	--	6,384,529.52	6,377,314.67	10/01/24
37	30315442	SS	Various	IN	Actual/360	5.347%	26,504.64	8,552.01	0.00	N/A	12/06/28	--	5,948,301.71	5,939,749.70	10/06/24
38	30315443	SS	SantaRosa	CA	Actual/360	4.975%	25,082.29	0.00	0.00	N/A	12/01/28	--	6,050,000.00	6,050,000.00	10/01/24
39	30315444	LO	Alpharetta	GA	Actual/360	5.343%	24,426.04	9,052.64	0.00	N/A	12/06/28	--	5,485,915.88	5,476,863.24	10/06/24
40	30315445	MF	Smyrna	GA	Actual/360	4.980%	17,910.84	7,530.16	0.00	N/A	12/01/28	--	4,315,864.34	4,308,334.18	10/01/24
41	30315446	SS	CollegeStation	TX	Actual/360	5.130%	18,810.00	0.00	0.00	N/A	12/06/28	--	4,400,000.00	4,400,000.00	10/06/24
42	30315447	OF	WinstonSalem	NC	Actual/360	5.525%	19,053.86	5,428.56	0.00	N/A	11/06/28	--	4,138,395.61	4,132,967.05	10/06/24
43	30315448	MU	Phoenix	AZ	Actual/360	5.418%	18,477.00	5,435.83	0.00	N/A	12/06/28	--	4,092,359.45	4,086,923.62	10/06/24
44	30315449	RT	Paragould	AR	Actual/360	5.285%	16,987.80	6,462.20	0.00	N/A	11/01/28	--	3,857,210.78	3,850,748.58	10/01/24
46	30315451	OF	Norwalk	CT	Actual/360	4.985%	13,530.05	5,307.02	0.00	N/A	12/01/28	--	3,256,981.90	3,251,674.88	10/01/24
48	30315453	OF	Phoenix	AZ	Actual/360	5.588%	14,572.11	3,774.21	0.00	N/A	12/06/28	--	3,129,301.36	3,125,527.15	10/06/24
49	30315454	MF	NewOrleans	LA	Actual/360	5.295%	11,287.23	4,252.61	0.00	N/A	12/01/28	--	2,558,012.00	2,553,759.39	10/01/24
50	30315455	RT	Puyallup	WA	Actual/360	5.450%	11,922.76	3,040.62	0.00	N/A	12/01/28	--	2,625,194.23	2,622,153.61	10/01/24
51	30315456	RT	Manassas	VA	Actual/360	5.015%	8,985.21	0.00	0.00	N/A	12/01/28	--	2,150,000.00	2,150,000.00	10/01/24
Totals							2,954,327.30	523,877.64	0.00				731,643,187.54	731,119,309.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,817,508.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2C3	151,859,218.60	162,484,801.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2C5	151,859,218.60	162,484,801.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	22,552,205.58	18,124,204.35	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	22,552,205.58	18,124,204.35	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,560,291.54	8,115,106.47	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	3,034,652.67	0.00	--	--	--	0.00	0.00	116,216.67	595,645.83	733,503.87	0.00
5A2	3,034,652.67	0.00	--	--	--	0.00	0.00	69,730.00	357,387.50	0.00	0.00
6	2,157,647.57	0.00	--	--	07/11/24	6,529,782.32	126,971.20	129,594.95	1,714,242.44	658,175.62	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,418,933.89	4,091,391.70	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,083,932.70	3,308,325.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,584,115.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,868,793.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,455,206.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,098,009.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,527,485.07	2,604,982.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,953,074.71	2,085,333.96	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,892,602.36	5,579,990.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,492,372.04	2,469,956.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,361,680.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,833,855.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(526,309.00)	(586,642.00)	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	788,037.75	657,787.18	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	904,133.55	1,158,873.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,075,294.91	1,309,007.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	704,816.28	422,756.14	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,557,958.48	1,707,751.89	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	640,678.28	172,777.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	667,582.22	613,279.87	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,266,776.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	614,199.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	322,075.72	(158,120.66)	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	825,893.03	923,394.76	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	442,283.46	444,404.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	560,834.67	561,065.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	656,752.46	511,469.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	701,963.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	191,815.54	109,043.44	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	598,162.69	537,793.51	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	649,072.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	493,187.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	780,302.70	705,245.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	507,641.57	481,802.39	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	296,383.01	308,082.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	312,651.15	116,331.59	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	220,525.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	318,503.52	310,248.98	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	328,254.88	333,277.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	422,897,133.08	400,112,728.78				6,529,782.32	126,971.20	315,541.62	2,667,275.77	1,391,679.49	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	3	69,167,831.07	1	15,638,959.93	1	29,167,831.07	0	0.00	0	0.00	0	0.00	5.075493%	5.051070%	49
09/17/24	0	0.00	0	0.00	3	69,167,831.07	1	15,656,660.02	1	29,167,831.07	0	0.00	0	0.00	0	0.00	5.075589%	5.051168%	50
08/16/24	0	0.00	2	40,000,000.00	1	29,167,831.07	1	15,671,682.01	1	29,167,831.07	0	0.00	0	0.00	0	0.00	5.075675%	5.051254%	51
07/17/24	2	40,000,000.00	0	0.00	1	29,167,831.07	1	15,686,627.05	1	29,167,831.07	0	0.00	0	0.00	0	0.00	5.075760%	5.051340%	52
06/17/24	0	0.00	0	0.00	1	29,167,831.07	1	15,704,090.78	1	29,167,831.07	0	0.00	0	0.00	0	0.00	5.075856%	5.051436%	53
05/17/24	0	0.00	0	0.00	1	29,167,831.07	1	15,718,869.78	1	29,167,831.07	0	0.00	0	0.00	0	0.00	5.075940%	5.051521%	54
04/17/24	0	0.00	0	0.00	1	29,211,593.54	1	15,736,173.63	1	29,211,593.54	0	0.00	0	0.00	0	0.00	5.076075%	5.051658%	55
03/15/24	0	0.00	0	0.00	1	29,250,479.98	1	15,750,788.27	1	29,250,479.98	0	0.00	0	0.00	0	0.00	5.076195%	5.051779%	56
02/16/24	0	0.00	0	0.00	1	29,298,521.11	1	15,770,540.52	1	29,298,521.11	0	0.00	0	0.00	0	0.00	5.076344%	5.051928%	57
01/18/24	0	0.00	0	0.00	1	29,336,977.70	1	15,784,979.10	1	29,336,977.70	0	0.00	0	0.00	1	4,100,000.00	5.076462%	5.052048%	58
12/15/23	0	0.00	0	0.00	1	29,375,244.13	1	15,799,343.71	1	29,375,244.13	0	0.00	0	0.00	0	0.00	5.080811%	5.056441%	59
11/17/23	0	0.00	0	0.00	1	29,418,013.89	1	15,816,248.52	1	29,418,013.89	0	0.00	0	0.00	0	0.00	5.080939%	5.056570%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5A1	30315409	05/06/24	4	6	116,216.67	595,645.83	742,541.29	25,000,000.00	08/29/24	98
5A2	30315457	05/06/24	4	6	69,730.00	357,387.50	0.00	15,000,000.00	08/29/24	98
6	30315410	07/06/23	14	6	129,594.95	1,714,242.44	4,178,529.99	29,573,015.92	07/13/20	7	04/01/24		11/11/21
Totals					315,541.62	2,667,275.77	4,921,071.28	69,573,015.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		135,858,400	135,858,400	0		0
49 - 60 Months		595,260,910	510,454,119	40,000,000		44,806,791
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	731,119,310	661,951,479	0	0	40,000,000	29,167,831
Sep-24	731,643,188	662,475,356	0	0	40,000,000	29,167,831
Aug-24	732,115,555	662,947,724	0	40,000,000	0	29,167,831
Jul-24	732,585,814	663,417,983	40,000,000	0	0	29,167,831
Jun-24	733,103,353	703,935,522	0	0	0	29,167,831
May-24	733,569,200	704,401,369	0	0	0	29,167,831
Apr-24	734,126,251	704,914,657	0	0	0	29,211,594
Mar-24	734,626,612	705,376,132	0	0	0	29,250,480
Feb-24	735,233,403	705,934,882	0	0	0	29,298,521
Jan-24	735,728,777	706,391,799	0	0	0	29,336,978
Dec-23	740,307,490	706,832,246	0	0	4,100,000	29,375,244
Nov-23	740,780,179	711,362,166	0	0	0	29,418,014
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5A1	30315409	25,000,000.00	25,000,000.00	74,380,000.00	--	2,966,890.67	1.32000	09/30/23	12/06/28	I/O
5A2	30315457	15,000,000.00	15,000,000.00	74,380,000.00	--	2,966,890.67	1.32000	09/30/23	12/06/28	I/O
6	30315410	29,167,831.07	29,573,015.92	34,700,000.00	04/01/24	1,848,174.57	0.84000	12/31/23	12/06/28	289
Totals		69,167,831.07	69,573,015.92	183,460,000.00		7,781,955.91

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5A1	30315409	Various	NY	08/29/24	98

10/11/2024 - Loan transferred to special servicing effective 8/30/24, due to Payment Default, as a result of forced place insurance coverage and borrower’s refusal to remit the higher insurance premium to lender. Counsel issued a default letter to the Borrower in connection with the following events: (i) the Payment Default, and (ii) Borrower''s failure to secure insurance coverage that is consistent with the requirements in in the Loan Agreement. On the introductory call, Borrower informed

SS that it int ends to address the default related to insurance in the near term. Recently, counsel has been directed to issue a springing recourse notice in connection with following: (i) a non-permitted transfer to a third-party and (ii) demolition of a portion of the Property. Given that Borrower has refused to execute the PNA, the parties are communicating through their respective counsels. Should Borrower fail to provide an acceptable proposal to resolve the ongoing defaults noted

above in the near term, SS will pursue all remedies available to the Lender under the Loan Documents, including initiating foreclosure and seeking the appointment of receiver.
5A2	30315457	Various	Various	08/29/24	98

10/11/2024 - Loan transferred to special servicing effective 8/30/24, due to Payment Default, as a result of forced place insurance coverage and borrower’s refusal to remit the higher insurance premium to lender. Counsel issued a default letter to the Borrower in connection with the following events: (i) the Payment Default, and (ii) Borrower''s failure to secure insurance coverage that is consistent with the requirements in in the Loan Agreement. On the introductory call, Borrower informed

SS that it int ends to address the default related to insurance in the near term. Recently, counsel has been directed to issue a springing recourse notice in connection with following: (i) a non-permitted transfer to a third-party and (ii) demolition of a portion of the Property. Given that Borrower has refused to execute the PNA, the parties are communicating through their respective counsels. Should Borrower fail to provide an acceptable proposal to resolve the ongoing defaults noted

above in the near term, SS will pursue all remedies available to the Lender under the Loan Documents, including initiating foreclosure and seeking the appointment of receiver.
6	30315410	OF	NC	07/13/20	7

10/11/2024 - The Trust took title December 2, 2021. The REO property has 325,184 sf GLA and the occupancy is currently 72%. The Servicer will hold the asset to pursue leasing and execute on key renews of existing tenants in order to stabilize occupancy while evaluating exit timing. Cushman & Wakefield has been retained to manage and lease the office building. On 11/9/23, the Servicer executed a lease amendment with Wells Fargo to extend their lease term from

1/1/2025 to 3/31/2030 and will result in the tenant downsizing from 34,280 SF (10.5% of NRA) to 8,974 SF (2.75% of NRA).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30315413	26,309,174.47	5.27100%	26,309,174.47 5.27100%		8	03/03/22	03/01/22	03/22/22
17	30315421	16,448,435.06	5.50000%	16,448,435.06 5.50000%		8	07/16/20	07/16/20	08/10/20
Totals		42,757,609.53		42,757,609.53
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
45	30315450 01/18/24	4,100,000.00	8,450,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,100,000.00	8,450,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
45	30315450	01/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A3	0.00	0.00	0.00	0.00	629.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A4	0.00	0.00	0.00	0.00	629.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A2	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,076.63	0.00	0.00	(129,998.44)	0.00	140,272.96	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	957.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.43	0.00	0.00	0.00
Total	0.00	0.00	14,409.96	0.00	2,215.98	(129,998.44)	0.00	140,272.96	1.43	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,901.89

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27